1-31756

BOSTON STOCK EXCHANGE

03026939

CERT.BSE

RECD S.E.C.

AUG 7 2003

August 4, 2003

Ms. Krista M. Hughes, Chief
Corporate Filer Group 2
Room 1004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Via Fax & Mail: (202) 942-9608

PROCESSED
AUG 08 2003
THOMSON FINANCIAL

Dear Ms. Hughes:

We submit herewith, in duplicate, a Certification of the Boston Stock Exchange, Inc., relative to listing and permanent registration pursuant to the Commission's Rule 12dl-1 for the following security:

Puroflow Incorporated
Common Stock –$0.15 Par Value

As it is proposed that trading may commence as soon as possible, acceleration of registration under Rule 12d1-2 is hereby requested.

Your acknowledgment on the duplicate of this letter would be appreciated.

Very truly yours,

Anthony K. Stankiewicz, Esq.
Vice President, Listings

Encl.

cc: Division of Market Regulation

Mr. Haywood Miller
Executive Vice President
Puroflow Incorporated
(301)-315-0064

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BOSTON
STOCK EXCHANGE

CERTIFICATE OF THE BOSTON STOCK EXCHANGE
RELATIVE TO LISTING AND PERMANENT REGISTRATION
PURSUANT TO RULE X-12D1-1

Securities and Exchange Commission
Washington, D.C.

The Governing Committee of the Boston
Stock Exchange hereby certifies that on **August 1, 2003**
it received from

PUROFLOW INCORPORATED.

FILE NO.
FORM 8-A

what purports to be the application for permanent registration of the following securities on this Exchange:

Title of Security	Issued	Unissued
Common Stock - $0.15 Par Value	1,789,071	526.233

that it has received the following amendments on the dates stated:

None

The Governing Committee of the Boston Stock Exchange further certifies that it has approved the above-mentioned issued securities for listing and registration, and that it has approved the above-mentioned unissued securities for addition to the list upon notice of issuance.

GOVERNING COMMITTEE
BOSTON STOCK EXCHANGE

Anthony K. Stankiewicz, Esq.
Vice President, Listings

August 4, 2003
Date

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